Current and long-term debt - Citibank/K-Sure credit facility (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2017 vessel	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
Debt outstanding		$ 1,436,224	$ 2,541,678
Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Repayments		1,135,104
Debt outstanding		1,948,592	3,145,623
Citibank / K-Sure Credit Facility
Disclosure of detailed information about borrowings [line items]
Repayments		77,300
Deposit in debt service reserve account		4,000
Citibank / K-Sure Credit Facility | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Repayments		78,401
Debt outstanding		$ 0	$ 77,781
Vessels | STI Excellence, STI Executive, STI Experience and STI Express | Citibank / K-Sure Credit Facility
Disclosure of detailed information about borrowings [line items]
Number of collateralized vessels refinanced | vessel	4